Convertible Redeemable Preferred Shares - Redemption rights (Details)	12 Months Ended
Dec. 31, 2019
Series A convertible redeemable preferred shares
Temporary Equity [Line Items]
Redemption period	4 years
Redemption price	100.00%
Interest at redemption	10.00%
Series B convertible redeemable preferred shares
Temporary Equity [Line Items]
Redemption period	60 months
Redemption price	100.00%
Interest at redemption	10.00%
Series C-1 convertible redeemable preferred shares
Temporary Equity [Line Items]
Redemption period	60 months
Redemption price	100.00%
Interest at redemption	10.00%
Series C convertible redeemable preferred shares
Temporary Equity [Line Items]
Redemption period	60 months
Redemption price	100.00%
Interest at redemption	10.00%
Series D convertible redeemable preferred shares
Temporary Equity [Line Items]
Redemption price	100.00%
Interest at redemption	10.00%
Series D+ convertible redeemable preferred shares
Temporary Equity [Line Items]
Redemption price	100.00%
Interest at redemption	10.00%
Series E convertible redeemable preferred shares
Temporary Equity [Line Items]
Redemption price	100.00%
Interest at redemption	10.00%